Variable Interest Entity (VIE) (Summary of Sale and Leaseback Arrangements) (Details) (West Linus, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 option
West Linus
Variable Interest Entity [Line Items]
Sale leaseback, lease term	15 years
Number of options to repurchase	4
Effective from	June 30, 2013
Sale value (in US$ millions)	$ 600
First repurchase option (in US$ millions)	370
Month of first repurchase option	On the 5th anniversary*	[1]
Last repurchase option (in US$ millions)	170
Month of last repurchase option	On the 15th anniversary*	[1]
Sale Leaseback Transaction, Required Purchase Price	$ 100

[1]	Anniversaries of the drilling contract commencement date